Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
Basic and Diluted (Loss) Earnings Per Share
The net loss available for common shareholders and loss per common share are presented in the table below:

	Three Months Ended		Six Months Ended
	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
	$	$	$	$
Net loss	(14,307)	(27,413)	(1,860)	(46,566)

Weighted average number of common shares – basic	268,990,399	268,558,556	268,835,175	268,426,201
Dilutive effect of stock-based awards	—	—	—	—
Weighted average number of common shares – diluted	268,990,399	268,558,556	268,835,175	268,426,201

Loss per common share:
– Basic	(0.05)	(0.10)	—	(0.17)
– Diluted	(0.05)	(0.10)	—	(0.17)